Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Tax receivable, federal and state income taxes	$ 2,000,000
Tax payable, federal and state income taxes		8,000,000
Income tax rate reconciliation, federal statutory income tax rate	35.00%
Net tax benefit	(417,000)	1,257,000	1,313,000
Federal tax credits received	3,200,000
Other discrete items	3,600,000
Retained earnings of prior period	21,900,000	21,900,000
Valuation Allowance	0	0
Interest or penalties recognized	$ 0	$ 0	$ 0